CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Operating activities:
Net loss	$ (32,808,000)	$ (336,000)	$ (35,836,000)	$ (539,000)	$ (2,186,433)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			4,353,000	0	320,747
Amortization of debt issuance costs and discount on convertible debt			1,913,000	0
Gain on extinguishment of debt	(151,000)	0	(151,000)	0
Loss from equity method investment	0	0	561,000	0	79,698
Gain on consolidation of equity method investment	0	0	(640,000)	0
Gain on fair value of warrant liabilities	(1,074,000)	0	(1,074,000)	0
Loss on disposal of property and equipment			78,000	0
Deferred income taxes			(7,262,000)	0	(622,615)
Other			(271,000)	0
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable			(21,000,000)	0	(1,954,666)
Inventories			(80,000)	0	(17,093)
Prepaid expenses and other current assets			5,000	0	(459,952)
Accounts payable and accrued expenses			15,592,000	539,000	3,331,517
Income taxes payable			200,000	0	672,809
Deferred revenue			5,877,000	0	(303,042)
Proceeds from Provider Relief Funds			506,000	0
Due to (from) related parties			28,000	0
Other current liabilities			(27,000)	0
Due to related parties					0
Net cash used in operating activities			(37,228,000)	0	(1,139,030)
Investing activities:
Purchases of property and equipment			(669,000)	0
Due to (from) related parties			265,000	0
Net cash acquired in acquisition of businesses			4,263,000	0	3,508,113
Net cash provided by investing activities			3,859,000	0	3,508,113
Financing activities:
Proceeds from merger and recapitalization transaction			83,435,000	0
Proceeds from convertible debt			164,500,000	0
Repayments of debt			(17,333,000)	0
Payments of debt issuance costs			(8,100,000)	0
Payments of seller notes			(88,056,000)
Payments of capital lease obligations			(275,000)	0
Distribution to noncontrolling interest			(100,000)	0
Payments of amount due to member			(4,270,000)	0
Net cash provided by financing activities			129,801,000	0
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			(99,000)	0
Net increase in cash, cash equivalents, and restricted cash			96,333,000	0	2,369,083
Cash, cash equivalents, and restricted cash, beginning of period			2,369,083	0	0
Cash, cash equivalents, and restricted cash, end of period	98,702,000	0	98,702,000	0	2,369,083
Supplemental cash flow information:
Cash paid for interest, net of amounts capitalized			233,000	0	0
Cash paid for income taxes			0	0	0
Issuance of common stock for debt conversion			1,879,000	0
Issuance of common stock for formation					0
Issuance of common stock and promissory note to consummate business combination					57,293,600
Reconciliation of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	98,116,000	0	98,116,000	0	1,838,583
Restricted cash	586,000	0	586,000	0	530,500
Total cash, cash equivalents, and restricted cash:	$ 98,702,000	$ 0	98,702,000	0	2,369,083
TTC
Supplemental cash flow information:
Issuance of common stock and promissory note to consummate business combination			43,306,000	0
Glocal
Supplemental cash flow information:
Issuance of common stock and promissory note to consummate business combination			110,421,000	0
Innovations Group
Supplemental cash flow information:
Issuance of common stock and promissory note to consummate business combination			160,378,000	0
Cloudbreak
Supplemental cash flow information:
Issuance of common stock and promissory note to consummate business combination			$ 106,284,000	$ 0
Thrasys, Inc
Supplemental cash flow information:
Issuance of common stock and promissory note to consummate business combination					167,435,352
BHS business
Supplemental cash flow information:
Issuance of common stock and promissory note to consummate business combination					$ 15,770,325